Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated April 20, 2020 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2019, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Luminus Management, LLC will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus is revised as follows:

The list of sub-advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Luminus Management, LLC	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Shelter Growth Capital Partners LLC	Relative Value Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Principal Investment Risks

Effective immediately, the following disclosure is added to the “Fund Summary—Principal Investment Risks—Investment and Trading Risks in General” section of the Prospectus:

•
California Carbon Allowance (CCA) Risk. The Fund may invest in California Carbon Allowances (“CCAs”) and/or futures on CCAs. Political, judicial, and regulatory developments in California may adversely affect the value of CCAs, including without limitation due to the revocation of CCAs or due to changes to or termination of the cap-and-trade program under which CCAs are traded. Any disruptions to the market tracking system supporting the CCA market, Compliance Instrument Tracking System Service (“CITSS”), including without limitation disruptions resulting from cyberattacks or other cyber-security incidents, could negatively affect the value of CCAs. The trading, settlement, and safekeeping processes available in the CCA market are generally less developed than in equity markets and may create risks to the Fund.

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated April 20, 2020 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2019, as supplemented

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Luminus Management, LLC will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus is revised as follows:

The list of sub-advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Good Hill Partners LP	Relative Value Strategies
GSO / Blackstone Debt Funds Management LLC	Relative Value Strategies
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Luminus Management, LLC	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital Ltd.	Event-Driven Strategies
NWI Management, L.P.	Macro Strategies
Shelter Growth Capital Partners LLC	Relative Value Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Principal Investment Risks

Effective immediately, the following disclosure is added to the “Fund Summary—Principal Investment Risks—Investment and Trading Risks in General” section of the Prospectus:

•
California Carbon Allowance (CCA) Risk. The Fund may invest in California Carbon Allowances (“CCAs”) and/or futures on CCAs. Political, judicial, and regulatory developments in California may adversely affect the value of CCAs, including without limitation due to the revocation of CCAs or due to changes to or termination of the cap-and-trade program under which CCAs are traded. Any disruptions to the market tracking system supporting the CCA market, Compliance Instrument Tracking System Service (“CITSS”), including without limitation disruptions resulting from cyberattacks or other cyber-security incidents, could negatively affect the value of CCAs. The trading, settlement, and safekeeping processes available in the CCA market are generally less developed than in equity markets and may create risks to the Fund.